Related Parties - Summary of Transactions With Subsidiary of Entity Having Significant Influence Over the Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Balance Outstanding
Trade and other receivables	$ 55,462	$ 58,315
Subsidiaries of Naspers Limited [Member]
Balance Outstanding
Funds in transit	8,747	4,684
Trade and other receivables	$ 70	$ 195